Related Party Transactions (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Feb. 02, 2021 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	May 09, 2023 USD ($)	Apr. 25, 2023 USD ($)	Mar. 24, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Nov. 09, 2022 USD ($)	Oct. 23, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding				20.00%
Proceeds received from private placement										$ 8,000,000
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30
Borrowings							$ 545,000
Agreement outstanding balance					$ 885,000		$ 885,000		$ 602,021	159,407
Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Agreement outstanding balance										$ 0
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Proceeds received from private placement (in Shares) | shares			800,000						800,000
Price of warrants (in Dollars per share) | $ / shares			$ 10		$ 10		$ 10		$ 10
Proceeds received from private placement			$ 8,000,000						$ 8,000,000
Number of shares per warrant (in Shares) | shares					1		1		1
Exercise price of warrants (in Dollars per share) | $ / shares					$ 11.5		$ 11.5		$ 11.5
Price of warrant ( (in Dollars per share) | $ / shares			$ 10						10
Private Placement [Member] | Redemption of warrants for Class A ordinary shares [Member]
Related Party Transactions (Details) [Line Items]
Price of warrants (in Dollars per share) | $ / shares									10
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30
Sponsor Promissory Note Agreement [Member]
Related Party Transactions (Details) [Line Items]
Amount drew down												$ 25,000	$ 20,000	$ 75,000			$ 1,500,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred and paid					$ 150,000		$ 300,000		$ 26,010
Amount agreed to pay to sponsor under administrative support agreement							$ 50,000
Related Party [Member] | Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance									$ 600,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Number of shares issued (in Shares) | shares				7,187,500
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Number of shares for which forfeiture condition has expired (in Shares) | shares			937,500	937,500
Trading days									20 days
Threshold period									150 years
Founder Shares [Member] | Class B Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares for which forfeiture condition has expired (in Shares) | shares			937,500	937,500
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share) | $ / shares							$ 12		$ 12
Trading days									30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30
Percentage of Issued and Outstanding Shares After the Initial Public Offering Collectively Held by Initial Stockholders				20.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Number of shares issued (in Shares) | shares				7,187,500
Shares subject to forfeit par value				0.0001
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of related party note																		$ 300,000
Borrowings		$ 79,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity of related party promissory note					$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant ( (in Dollars per share) | $ / shares					$ 10		$ 10		$ 10
Outstanding balance of related party note									$ 100,800	$ 0
Working Capital Loans [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance					$ 645,000		$ 645,000		100,000
Sponsor Promissory Note Agreement [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of related party note																	$ 1,500,000
Amount drew down											$ 175,000				$ 250,000	$ 100,000
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred and paid									50,000	500,000
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred and paid					1,141	$ 16,121	1,141	16,121	600,000	$ 0
Outstanding balance
Administrative Support Agreement [Member] | Related Party [Member] | Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred and paid						$ 150,000	$ 785,000	$ 300,000
Non-Redemption Agreement [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares) | shares	50,000
Number of holders of shares who accepted non-redemption agreement (in Shares) | shares	1,932,000
Committed ownership interest	9.90%
Number of founder share under agreement (in Shares) | shares	483,000
Aggregate fair value of founder shares	$ 2,333,639
Aggregate fair value of founder shares (in Dollars per share) | $ / shares	$ 4.83